Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 306,504,818	¥ 275,183,835
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	71,677,806	62,151,698
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	9,872,696	9,204,996
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 81,550,502	¥ 71,356,694